Common Stock (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Common Stock [Abstract]
Schedule of shares of common stock reserved for issuance
	March 31, 2022	March 31, 2021
Series A Preferred Stock	—	1,713,965
Series A-1 Preferred Stock	—	1,865,238
Public Warrants	7,278,151	—
Private Warrants	3,233,446	—
Common Warrants	2,586,667	—
Placement Agent Warrants	362,134	—
Rollover Warrants	165,976	167,867
Unvested and unissued Rollover RSU awards	460,706	460,706
Stock options outstanding	354,452	—
Dilutive shares reserved for issuance	14,441,532	4,207,776
Shares available for future stock grants under the 2021 Equity Incentive Plan	939,969	—
Total common stock reserved for issuance	15,381,501	4,207,776

	December 31, 2021	December 31, 2020
Series A Preferred Stock	628,930	628,930
Series A-1 Preferred Stock	684,450	—
Warrants	61,600	—
Unvested RSU awards	169,058	37,775
Total common stock reserved for issuance	1,544,038	666,705